Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future Minimum Rentals on Operating Leases
2015	$ 348
2016	85
2017	83
2018	69
2019	41
Thereafter	623
Total minimum rental payments	1,249
Commitments and Contingencies (Textual)
Rental expense for operating leases	$ 1,000	$ 1,200	$ 1,100